UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First Trust Bank, Ltd.
Address:          P.O. Box N-7776
                  Lyford Cay, Nassau, Bahamas


Form 13F File Number: 028-12532


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Betty A. Roberts
Title:           Chief Executive Officer
Phone:           (242) 362-4904


Signature, Place, and Date of Signing:

 /s/ Betty A. Roberts                   Nassau, Bahamas                5/13/08
-----------------------------           ------------------             -------
[Signature]                                 [City, State]              [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

28-06762                Bay Harbour Management, LC
28-11091                Hillman Capital Management, Inc.
28-10856                Riverside Advisors, LLC
28-1399                 Southeastern Asset Management, Inc.
28-7494                 Steinberg Global Asset Management, Ltd.
28-05601                Thomas White International, Ltd.
28-12440                Thunderstorm Capital, LLC
28-10411                Aegis Financial Corp.
28-01260                First Manhattan Co.


Please see Forms 13F filed by each of these Institutional Investment Managers for their holdings managed on behalf of this Manager.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      14
                                                  -----------------------

Form 13F Information Table Value Total:              $  96,156 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                     First Trust Bank, Ltd.

                   Name of Reporting Manager
                  Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment  Other         Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion  Managers      Sole    Shared  None

AMERICAN INTL GROUP INC       COM       026874107    14,316        331,000     SH        SOLE               331,000
BANK OF AMERICA CORPORATION   COM       060505104    15,297        403,500     SH        SOLE               403,500
BARRICK GOLD CORP             COM       067901108    11,380        260,000     SH        SOLE               260,000
BLACKBOARD INC                COM       091935502     4,333        130,000     SH        SOLE               130,000
CAPITALSOURCE INC             COM       14055X102     3,901        403,450     SH        SOLE               403,450
CAREER EDUCATION CORP         COM       141665109    10,952        861,000     SH        SOLE               861,000
CHINA LIFE INS CO LTD       SPON ADR
                             REP H      16939P106     1,406         27,000     SH        SOLE                27,000
GANNET INC                    COM       364730101       913        465,500     SH        SOLE               465,500
HARRY WINSTON DIAMOND CORP    COM       41587B100     3,706        155,000     SH        SOLE               155,000
ISHARES INC                   MSCI
                              JAPAN     464286848     6,878        556,000     SH        SOLE               556,000
LEHMAN BROS HLDGS INC         COM       524908100       828         22,000     SH        SOLE                22,000
SADIA SA                     SP ADR
                             PFD 30     786326108       961         54,000     SH        SOLE                54,000
TAIWAN SEMICONDUCTOR
     MFG LTD               SPONSORED
                             ADR        874039100    17,793      1,732,500     SH        SOLE             1,732,500
WELLS FARGO & CO NEW         COM        949746101     3,492        120,000     SH        SOLE               120,000